Label	Element	Value
Roundhill Top WeeklyPay ETF | Roundhill NVDA WeeklyPay ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	14.00%
Roundhill Top WeeklyPay ETF | Roundhill AAPL WeeklyPay ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	13.20%
Roundhill Top WeeklyPay ETF | Roundhill MSFT WeeklyPay ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	11.60%
Roundhill Top WeeklyPay ETF | Roundhill AMZN WeeklyPay ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	10.40%
Roundhill Top WeeklyPay ETF | Roundhill GOOGL WeeklyPay ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	10.00%
Roundhill Top WeeklyPay ETF | Roundhill AVGO WeeklyPay ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.40%
Roundhill Top WeeklyPay ETF | Roundhill TSLA Weeklypay ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.20%
Roundhill Top WeeklyPay ETF | Roundhill META WeeklyPay ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.50%
Roundhill Top WeeklyPay ETF | Roundhill AMD WeeklyPay ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.50%
Roundhill Top WeeklyPay ETF | Roundhill BRKB WeeklyPay ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.70%
Roundhill Top WeeklyPay ETF | Exchange Traded Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	100.00%
Roundhill Top WeeklyPay ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.90%
Roundhill Top WeeklyPay ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(0.90%)